                                  LAUDUS TRUST
                                  (the "Trust")

                       LAUDUS ROSENBERG U.S. EQUITY FUNDS
                 Laudus Rosenberg U.S. Large Capitalization Fund
             Laudus Rosenberg U.S. Large Capitalization Growth Fund
              Laudus Rosenberg U.S. Large Capitalization Value Fund
                      Laudus Rosenberg U.S. Discovery Fund
                 Laudus Rosenberg U.S. Small Capitalization Fund
                     Laudus Rosenberg Long/Short Equity Fund

                   LAUDUS ROSENBERG INTERNATIONAL EQUITY FUNDS
                   Laudus Rosenberg International Equity Fund
                  Laudus Rosenberg International Discovery Fund
            Laudus Rosenberg International Small Capitalization Fund

                    Supplement dated December 15, 2008 to the
                         Prospectus dated July 31, 2008

                                  ------------

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a meeting held on December 1, 2008, the Board of Trustees of the Trust (the "Board") approved a change to the investment objective of the Laudus Rosenberg U.S. Large Capitalization Fund. The investment objective of the Fund may be changed by the Board without shareholder approval.

Accordingly, effective on February 16, 2009, the investment objective on Page 3 of the Prospectus is deleted and replaced in its entirety with the following:
The Fund seeks long-term capital appreciation.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG45359 -- 00

                                  LAUDUS TRUST
                                  (the "Trust")

                       LAUDUS ROSENBERG U.S. EQUITY FUNDS
                 Laudus Rosenberg U.S. Large Capitalization Fund
             Laudus Rosenberg U.S. Large Capitalization Growth Fund
              Laudus Rosenberg U.S. Large Capitalization Value Fund
                      Laudus Rosenberg U.S. Discovery Fund
                 Laudus Rosenberg U.S. Small Capitalization Fund
                     Laudus Rosenberg Long/Short Equity Fund

                   LAUDUS ROSENBERG INTERNATIONAL EQUITY FUNDS
                   Laudus Rosenberg International Equity Fund
                  Laudus Rosenberg International Discovery Fund
            Laudus Rosenberg International Small Capitalization Fund

                    Supplement dated December 15, 2008 to the
                         Prospectus dated July 31, 2008

                                  ------------

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Board of Trustees of the Trust (the "Board") has determined that it is in the best interests of the Laudus Rosenberg U.S. Large Capitalization Growth Fund ("Large Cap Growth Fund") and its shareholders to reorganize the Large Cap Growth Fund into the Laudus Rosenberg U.S. Large Capitalization Fund ("Large Cap Fund"). Shareholder approval of the reorganization is not required. Shareholders of the Large Cap Growth Fund will receive an information statement prior to the reorganization that describes the investment objective, strategies, expenses and risks of an investment in the Large Cap Fund, compares the objective, strategies, expenses and risks to those of the Large Cap Growth Fund and provides details about the reorganization. It is expected that the reorganization will occur by the end of the first quarter of 2009.

Closure of Large Cap Growth Fund to New Investors
-------------------------------------------------

Effective as of the close of business on December 30, 2008 (the "Closing Date"), the Large Cap Growth Fund will close to new investors. Existing shareholders (including participants in 401(k) plans) as of the Closing Date may continue to purchase additional shares and receive dividends and/or distributions in the form of additional shares of the Large Cap Growth Fund, and registered investment advisers who maintain investments in the Large Cap Growth Fund as of the Closing Date may continue to make contributions on behalf of their clients. Effective as of the Closing Date, shareholders of other funds of the Trust will not be permitted to exchange any of their shares for shares of the Large Cap Growth Fund unless the shareholders are existing shareholders of the Large Cap Growth Fund.

Change to Investment Objective of Large Cap Growth Fund
-------------------------------------------------------

Effective February 16, 2009, the investment objective on Page 5 of the Prospectus is deleted and replaced in its entirety with the following: The Fund seeks long-term capital appreciation.

The investment objective of the Fund may be changed by the Board without shareholder approval.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG45326 -- 00